Long-term bank loans - Principal repayments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Current portion of long-term bank loans	$ 221,147	$ 249,125
Long-term bank loans, net of current portion and unamortized loan issuance costs	1,035,135	$ 970,039
Long-Term Debt [Member]
Debt Instrument [Line Items]
December 31, 2025	221,147
December 31, 2026	338,825
December 31, 2027	292,682
December 31, 2028	183,927
December 31, 2029	131,867
December 31, 2030 and thereafter	95,440
Total Long-term bank loans	1,263,888
Unamortized loan issuance costs	(7,606)
Total Long-term bank loans, net	1,256,282
Current portion of long-term bank loans	221,147
Long-term bank loans, net of current portion and unamortized loan issuance costs	$ 1,035,135